Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
Schedule Of Inventories

	December 31,
	2015	2014
Cost incurred on long-term contracts in progress	$901,775	$939,599
Raw materials	124,475	105,908
Advances to suppliers and subcontractors	40,207	48,223
	1,066,457	1,093,730
Less -
Cost incurred on contracts in progress deducted from customer advances	78,623	80,331
Advances received from customers (*)	70,282	72,555
Provision for losses on long-term contracts	80,441	72,045
	$837,111	$868,799

(*)
The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).